Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note 16

Commitments and Contingencies

In the ordinary course of business Verizon is involved in various commercial litigation and regulatory proceedings at the state and federal level. Where it is determined, in consultation with counsel based on litigation and settlement risks, that a loss is probable and estimable in a given matter, the Company establishes an accrual. In none of the currently pending matters, including the Hicksville and ActiveVideo Networks Inc. (ActiveVideo) matters described below, is the amount of accrual material. An estimate of the reasonably possible loss or range of loss in excess of the amounts already accrued cannot be made at this time due to various factors typical in contested proceedings, including (1) uncertain damage theories and demands; (2) a less than complete factual record; (3) uncertainty concerning legal theories and their resolution by courts or regulators; and (4) the unpredictable nature of the opposing party and its demands. We continuously monitor these proceedings as they develop and adjust any accrual or disclosure as needed. We do not expect that the ultimate resolution of any pending regulatory or legal matter in future periods, including the Hicksville and ActiveVideo matters, will have a material effect on our financial condition, but it could have a material effect on our results of operations for a given reporting period.

During 2003, under a government-approved plan, remediation commenced at the site of a former Sylvania facility in Hicksville, New York that processed nuclear fuel rods in the 1950s and 1960s. Remediation beyond original expectations proved to be necessary and a reassessment of the anticipated remediation costs was conducted. A reassessment of costs related to remediation efforts at several other former facilities was also undertaken. In September 2005, the Army Corps of Engineers (ACE) accepted the Hicksville site into the Formerly Utilized Sites Remedial Action Program. This may result in the ACE performing some or all of the remediation effort for the Hicksville site with a corresponding decrease in costs to Verizon. To the extent that the ACE assumes responsibility for remedial work at the Hicksville site, an adjustment to a reserve previously established for the remediation may be made. Adjustments to the reserve may also be made based upon actual conditions discovered during the remediation at this or any other site requiring remediation.

Verizon is currently involved in approximately 50 federal district court actions alleging that Verizon is infringing various patents. Most of these cases are brought by non-practicing entities and effectively seek only monetary damages; a small number are brought by companies that sell products and seek injunctive relief as well. These cases have progressed to various degrees and a small number may go to trial in the coming 12 months if they are not otherwise resolved. In August 2011, a jury found that Verizon is infringing four ActiveVideo patents related to Verizon's FiOS TV video-on-demand service (VOD), and entered a verdict for ActiveVideo for $115 million, which the court subsequently increased by $24 million. The jury, however, rejected ActiveVideo's claim that Verizon had willfully infringed its patents and the court stayed execution of the payments to ActiveVideo. Verizon was also later enjoined from continuing to use two of these allegedly infringed ActiveVideo patents and ordered to pay ActiveVideo approximately $11 million per month from August 2011 to May 2012. The court deferred the onset of the injunction until May 2012, and the orders to make payments to ActiveVideo were stayed. Verizon has filed appeals addressing these rulings and is working with its vendors, Cisco and Ericsson, to redesign its VOD system.

In connection with the execution of agreements for the sales of businesses and investments, Verizon ordinarily provides representations and warranties to the purchasers pertaining to a variety of nonfinancial matters, such as ownership of the securities being sold, as well as indemnity from certain financial losses. From time to time, counterparties may make claims under these provisions, and Verizon will seek to defend against those claims and resolve them in the ordinary course of business.

Subsequent to the sale of Verizon Information Services Canada in 2004, we continue to provide a guarantee to publish directories, which was issued when the directory business was purchased in 2001 and had a 30-year term (before extensions). The preexisting guarantee continues, without modification, despite the subsequent sale of Verizon Information Services Canada and the spin-off of our domestic print and Internet yellow pages directories business. The possible financial impact of the guarantee, which is not expected to be adverse, cannot be reasonably estimated as a variety of the potential outcomes available under the guarantee result in costs and revenues or benefits that may offset each other. We do not believe performance under the guarantee is likely.

As of December 31, 2011, letters of credit totaling approximately $0.1 billion, which were executed in the normal course of business and support several financing arrangements and payment obligations to third parties, were outstanding.

We have several commitments primarily to purchase handsets and peripherals, equipment, software, programming and network services, and marketing activities, which will be used or sold in the ordinary course of business, from a variety of suppliers totaling $51.1 billion. Of this total amount, we expect to purchase $22.8 billion in 2012, $24.6 billion in 2013 through 2014, $3.1 billion in 2015 through 2016 and $0.6 billion thereafter. These amounts do not represent our entire anticipated purchases in the future, but represent only those items for which we are contractually committed. Our commitments are generally determined based on the noncancelable quantities or termination amounts. Purchases against our commitments for 2011 totaled approximately $13 billion. Since the commitments to purchase programming services from television networks and broadcast stations have no minimum volume requirement, we estimated our obligation based on number of subscribers at December 31, 2011, and applicable rates stipulated in the contracts in effect at that time. We also purchase products and services as needed with no firm commitment.